SECURITISATIONS AND COVERED BONDS - Schedule of Securitisation and Covered Bond Programmes (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 1,280	£ 1,321
Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes at fair value through profit or loss	26	33
Loans and advances securitised | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	28,981	30,965
Loans and advances securitised | Covered bond programmes | Residential mortgage-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	27,400	35,896
Loans and advances securitised | Covered bond programmes | Social housing loan-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	831	833
Loans and advances securitised | UK residential mortgages and commercial loans | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	15,402	18,688
Loans and advances securitised | Credit card receivables | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	12,776	11,615
Loans and advances securitised | Motor vehicle finance | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	401	235
Loans and advances securitised | Dutch residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	402	427
Loans and advances securitised | Net Covered Bond Programmes | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	28,231	36,729
Externally held £m
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	17,046	21,112
Externally held £m | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	2,806	3,705
Externally held £m | Covered bond programmes | Residential mortgage-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	13,740	16,907
Externally held £m | Covered bond programmes | Social housing loan-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	500	500
Externally held £m | UK residential mortgages and commercial loans | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	2,035	2,544
Externally held £m | Credit card receivables | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	223	594
Externally held £m | Motor vehicle finance | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	149	141
Externally held £m | Dutch residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	399	426
Externally held £m | Net Covered Bond Programmes | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 14,240	£ 17,407